Earnings (Losses) Per Share (Tables)	6 Months Ended
Jun. 30, 2022
Earnings Per Share [Abstract]
Schedule of computation of basic and diluted net earnings (losses) per share
	Six months ended June 30,
	2022	2021
Numerator for basic and diluted net earnings (losses) per share:

Net income (loss)	$(24,673)	$10,701

Weighted average shares outstanding:

Denominator for basic earnings (losses) per share	49,707,782	46,119,416

Effect of dilutive securities:

Share options, warrants and restricted share units	-	1,590,013
Denominator for diluted earnings (losses) per share	49,707,782	47,709,429

Basic earnings (losses) per share	$(0.50)	$0.23

Diluted earnings (losses) per share	$(0.50)	$0.22